Employee Benefits and Private Pension Plan - Changes in provision for post-employment benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits and private pension plan details 1 [abstract]
Provision for post-employment benefits, opening	R$ 272,867	R$ 249,815
Current service cost	(13,568)	(10,704)
Interest cost	18,779	21,386
Expense for the year	5,211	10,682	R$ 27,558
Losses from changes in actuarial assumptions	24,822	44,489
Benefits paid directly by Company and its subsidiaries	(18,969)	(33,510)
Exchange rates from post employment benefits	793	1,391
Provision for post-employment benefits, ending	R$ 284,724	R$ 272,867	R$ 249,815